Business Combination	12 Months Ended
Dec. 31, 2011
Business Combination
(2)	Business Combination

On October 14, 2011, the Bank assumed all of the deposits and acquired essentially all of the assets of a failed New Jersey State-chartered bank, from the Federal Deposit Insurance Corporation (the “FDIC”) as receiver for the failed bank, pursuant to the terms of the Purchase and Assumption Agreement, dated October 14, 2011, between the Bank and the FDIC.

The application of the acquisition method of accounting resulted in a bargain purchase gain of $3.6 million, net of tax, which is included in “non-interest income” in the Company’s Consolidated Statement of Income for the year ended December 31, 2011.

A summary of the net assets acquired and the estimated fair value adjustments resulting in the net gain follows:

October 14, 2011
(in thousands)
Transaction cost basis liabilities in excess of assets	$(3,692)
Receivable from the FDIC	50,502

Net assets acquired before fair value adjustments	46,810
Fair value adjustments:
Loans	(40,506)
Other real estate owned	(1,531)
Core deposit intangible	1,160

Pre-tax bargain purchase gain	5,933
Deferred income tax liability	(2,373)

Net after-tax bargain purchase gain	$3,560

The following table sets forth the assets acquired and liabilities assumed, at fair value.

STATEMENT OF ASSETS ACQUIRED AND LIABILITIES ASSUMED AT

ESTIMATED FAIR VALUE

October 14, 2011
(in thousands)
Assets
Cash and cash equivalents	$26,947
Receivable from Federal Deposit Insurance Corporation	50,502
Securities available for sale:
Mortgage-backed securities	15,454
Government sponsored enterprise bonds	5,741

Total securities	21,195
Total loans	91,917
Core deposit intangible	1,160
Other real estate owned	1,166
Federal Home Loan Bank of New York stock	265
Other assets	1,495

Total assets acquired	$194,647

Liabilities
Deposits	$188,234
Other liabilities	480
Deferred tax liabilities	2,373

Total liabilities assumed	$191,087

Net assets acquired	$3,560

Fair Value of Assets Acquired and Liabilities Assumed

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected cash flows and loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with a high degree of precision. Changes in assumptions could significantly affect the estimates.

The following is a description of valuation methodologies used for assets and liabilities recorded at fair value on the acquisition date. The determination of where an instrument falls in the fair value hierarchy requires significant judgment.

Cash and Cash Equivalents and Receivable from FDIC

Included in the acquired cash and cash equivalents were cash and due from banks of $23.9 million and federal funds sold of $3.0 million. The estimated fair values of cash and cash equivalents and the receivable from the FDIC of $50.5 million approximate their stated face amounts, as these financial instruments are either due on demand or have short-term maturities.

Investment Securities and Federal Home Loan Bank of New York (“FHLB”) Stock

Estimated fair values for the securities was derived from observable inputs (Level 2). The estimated fair values were derived primarily from cash flow models, which include assumptions for interest rates, credit losses, and prepayment speeds. Broker/dealer quotes are utilized as well when such quotes are available and deemed representative of the market. The significant inputs utilized in the cash flow models are based on market data obtained from sources independent of the Company (observable inputs).

The redemption value of the FHLB stock approximates fair value.

Loans

The loans are accounted for under FASB ASC Topic 310-30, “Loans and Debt Securities Acquired with Deteriorated Credit Quality,” since all of these loans were acquired at a discount attributable, at least in part, to credit quality and are referred to as PCI loans . At the October 14, 2011 acquisition date, we estimated the fair value of the loan portfolio, at $91.9 million, which represents the expected cash flows from the portfolio discounted at market-based rates with no valuation allowance. In estimating such fair value, we (a) calculated the contractual recorded amount and timing of undiscounted principal and interest payments (the “undiscounted contractual cash flows”); and (b) estimated the amount and timing of undiscounted expected principal and interest payments (the “undiscounted expected cash flows”). The difference between the undiscounted cash flows expected at acquisition and the investment in the PCI loans, or the “accretable yield”, is recognized as interest income utilizing the level yield method over the life of the loans. Contractually required payments for interest and principal that exceed the undiscounted cash flows expected at acquisition, or the “non-accretable difference,” are not recognized as a yield adjustment or as a loss accrual or a valuation allowance. The nonaccretable difference represents an estimate of the credit risk in the loan portfolio at the acquisition date. We estimated the cash flows expected to be collected by using credit risk, interest rate risk, and prepayment risk models, which incorporate our best estimate of current key assumptions, such as default rates, loss severity rates, collateral values and prepayment speeds. We adopted guidelines under FASB ASC Topic 310-30, whereby the Bank aggregated acquired loans into pools, with common risk characteristics. Each pool of loans is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

The loans acquired in the transaction are, and will continue to be, reviewed for collectability, based on the expectations of cash flows on these loans. Increases in expected cash flows subsequent to the acquisition are recognized prospectively through an adjustment of the yield on the pool over its remaining life, while decreases in expected cash flows are recognized as impairment through a loss provision and an increase in the allowance for loan losses.

The following details the accretable yield for the year ended December 31, 2011 (in thousands):

For the Year Ended December 31, 2011
Balance at the beginning of year	$—
Accretable yield at purchase date	43,937
Accretion into interest income	(1,444)
Net reclassification from / (to) non-accretable difference	—

Balance at end of year	$42,493

Core Deposit Intangible (“CDI”)

CDI is a measure of the value of the customer relationships in non-maturity deposits. The fair value of the CDI is based on the present value of the expected cost savings attributable to this funding, relative to an alternative source of funding (Level 2). The CDI related to the acquisition will be amortized over an estimated useful life of seven years to approximate the existing deposit relationships acquired. The Company evaluates such identifiable intangibles for impairment when an indication of impairment exists.

Other real estate owned

Other real estate owned (“OREO”) estimated fair values are based on unobservable inputs (Level 3) such as recent comparable sales, current listings of similar properties, and appraisal reports prepared by qualified independent third party appraisers, less estimated disposition costs, discounted over the estimated holding period.

Deposit Liabilities

The fair values of deposit liabilities with no stated maturity (i.e., NOW and money market accounts, savings accounts, and non-interest-bearing accounts) are equal to the carrying amounts payable on demand. The fair values of certificates of deposit are equal to the carrying amount payable. All rates on certificate of deposits were adjusted in accordance with FDIC rules, regulations, and powers to current market rates based on the remaining maturity of the account, therefore the carrying value approximates fair value.

Deferred Income Taxes

Deferred income taxes relate to the differences between the financial statement and tax bases of assets acquired and liabilities assumed in the transaction. The Company’s deferred income taxes were measured using a combined federal and state tax rate of approximately 40%.